Accounts Receivable, Net (Details Narrative) (10-K)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounts Receivable [Member]
Concentration Risk, Percentage	89.00%	98.00%	99.00%